SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of basic and diluted net income per share calculation
The following table reflects the calculation of basic and diluted net income (loss) per common share (in dollars, except per share amounts):

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Common stock subject to possible redemption
Numerator: Earnings allocable to Common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account	$3,435	$—	$6,833	$—
Less: Income taxes and franchise fees	(3,435)	—	(6,833)	—
Net loss allocable to shares subject to possible redemption	$—	$—	$—	$—
Denominator: Weighted Average Common stock subject to possible redemption
Basic and diluted weighted average shares outstanding	20,821,035	—	21,926,782	—
Basic and diluted net income per share	$—	$—	$—	$—

Non-Redeemable Common Stock
Numerator: Net Loss minus Net Earnings
Net loss	$(4,669,435)	$—	$(27,725)	$—
Non-Redeemable Net loss	$(4,669,435)	$—	$(27,725)	$—
Denominator: Weighted Average Non-Redeemable Common Stock
Basic and diluted weighted average shares outstanding	8,578,965	4,725,275	8,809,768	4,725,278
Basic and diluted net loss per share	$(0.54)	$—	$—	$—

	Year ended December 31, 2020	For the Period from December 23, 2019 (Inception) through December 31, 2019
	(As Restated)
Common stock subject to possible redemption
Numerator: Earnings allocable to Common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account
Less: Income taxes and franchise fees	$(11,254)	$—
Net loss allocable to shares subject to possible redemption	$—	$—
Denominator: Weighted Average Common stock subject to possible redemption
Basic and diluted weighted average shares outstanding	21,833,901	—
Basic and diluted net income per share	$0.00	$—

Non-Redeemable Common Stock
Numerator: Net Loss minus Net Earnings
Net loss	$(2,061,769)	$(1,000)
Net loss allocable to Common stock subject to possible redemption	—	—
Non-Redeemable Net Loss	$(2,061,769)	$(1,000)
Denominator: Weighted Average Non-Redeemable Common Stock
Basic and diluted weighted average shares outstanding	$2,318,726	—
Basic and diluted net loss per share	$(0.89)	$(0.00)